Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Cash on hand	₩	15,121	2,355
Deposits in banks		8,349,311	4,148,217
Total	₩	8,364,432	4,150,572